UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Benchmark Plus Management, LLC
Address: 820 A Street, Suite 700

         Tacoma, WA  98402

13F File Number:  28-12504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert S. Ferguson
Title:     Principal
Phone:     253-573-0657

Signature, Place, and Date of Signing:

     Robert S. Ferguson     Tacoma, WA     August 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $25,419 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASSOCIATED ESTATES RLTY CORP   COM              045604105      190    31900 SH       Sole                    31900        0        0
BARRY R G CORP OHIO            COM              068798107      549    84550 SH       Sole                    84550        0        0
BIO IMAGING TECHNOLOGIES INC   COM              09056N103     1195   236269 SH       Sole                   236269        0        0
BLACKROCK MUNIHLDGS INSD FDI   COM              09254C107      627    55217 SH       Sole                    55217        0        0
BLACKROCK MUNIYIELD MICH INS   COM              09254V105      155    13572 SH       Sole                    13572        0        0
BLACKROCK MUNIYIELD PA INSD    COM              09255G107      184    14962 SH       Sole                    14962        0        0
BLACKROCK MUNYIELD INSD FD I   COM              09254E103      159    14189 SH       Sole                    14189        0        0
BLACKROCK NY INS MUN INC TR    COM              09249U105      123    10807 SH       Sole                    10807        0        0
BRE PROPERTIES INC             CL A             05564E106      264    11100 SH       Sole                    11100        0        0
DATA I O CORP                  COM              237690102     1286   242062 SH       Sole                   242062        0        0
DUKE REALTY CORP               COM NEW          264411505      264    30100 SH       Sole                    30100        0        0
DWS GLOBAL COMMODITIES STK F   COM              23338Y100     2910   409918 SH       Sole                   409918        0        0
EATON VANCE MUNI INCOME TRUS   SH BEN INT       27826U108      252    26230 SH       Sole                    26230        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      472    12700 SH       Sole                    12700        0        0
IMAGE SENSING SYS INC          COM              45244C104      435    46810 SH       Sole                    46810        0        0
INVESTMENT GRADE MUN INCOME    COM              461368102      904    73075 SH       Sole                    73075        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108      670    80399 SH       Sole                    80399        0        0
KIMCO REALTY CORP              COM              49446R109      449    44700 SH       Sole                    44700        0        0
KSW INC                        COM              48268R106      536   196325 SH       Sole                   196325        0        0
MBIA CAP CLAYMORE MNG DUR IN   COM              55266X100     1337   121547 SH       Sole                   121547        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1042   518775 SH       Sole                   518775        0        0
NEUBERGER BERMAN CA INT MUN    COM              64123C101     1019    84879 SH       Sole                    84879        0        0
NEUBERGER BERMAN DIV ADVANT    COM              64127J102      795   106955 SH       Sole                   106955        0        0
NEUBERGER BERMAN NY INT MUN    COM              64124K102      577    47879 SH       Sole                    47879        0        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102     1578   136022 SH       Sole                   136022        0        0
NUVEEN FLA QUALITY INCOME MU   COM              670978105     1421   117603 SH       Sole                   117603        0        0
NUVEEN INS FL TX FR ADV MUN    COM              670655109      153    12770 SH       Sole                    12770        0        0
NUVEEN INSD FLA PREM INCOME    COM              67101V108      521    41916 SH       Sole                    41916        0        0
NUVEEN MICH PREM INCOME MUN    COM              67101Q109      144    12832 SH       Sole                    12832        0        0
NUVEEN MICH QUALITY INCOME M   COM              670979103      183    15875 SH       Sole                    15875        0        0
NUVEEN PA INVT QUALITY MUN F   COM              670972108      147    12604 SH       Sole                    12604        0        0
NUVEEN PA PREM INCOME MUN FD   COM              67061F101      366    33321 SH       Sole                    33321        0        0
ORBIT INTL CORP                COM NEW          685559304     1164   423512 SH       Sole                   423512        0        0
PERCEPTRON INC                 COM              71361F100       79    25850 SH       Sole                    25850        0        0
PUTNAM MUN OPPORTUNITIES TR    SH BEN INT       746922103      929    94290 SH       Sole                    94290        0        0
SIMON PPTY GROUP INC NEW       COM              828806109      473     9205 SH       Sole                     9205        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103      377    18915 SH       Sole                    18915        0        0
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309      189    29750 SH       Sole                    29750        0        0
WESTERN ASST MNG MUN FD INC    COM              95766M105      866    71886 SH       Sole                    71886        0        0
WILLIAMS CTLS INC              COM NEW          969465608      435    67527 SH       Sole                    67527        0        0